Finance Income (Expense), Net	12 Months Ended
Dec. 31, 2024
Finance Income (Expense), Net [Abstract]
FINANCE INCOME (EXPENSE), NET

NOTE 14 – FINANCE INCOME (EXPENSE), NET:

The components of finance income, net are as follows:

	For the Year Ended December 31,
	2024	2023
Exchange differences	$(27,351)	$94,020
Bank fees	(4,638)	(3,873)
Total	$(31,989)	$90,147